NOTE 5 - Other Accounts Receivable	12 Months Ended
Dec. 31, 2025
Notes
NOTE 5 - Other Accounts Receivable:	NOTE 5 - Other Accounts Receivable:
	As at December 31,
	2025	2024
Prepaid expenses	595	441
Government institutions	262	226
Advances to suppliers	68	15
Deposits	10	13
Total	935	695